Subsequent events (Details) - Subsequent event - Restricted shares	1 Months Ended
Jan. 31, 2025 $ / shares shares
Subsequent events
Number of restricted shares granted | shares	58,649,850
Vesting period	3 years
Award vesting period 2	4 years
Share price | $ / shares	$ 0